EQUITY INVESTMENTS (Details 2) (Liyu [Member], CNY) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Liyu [Member]
Revenue	27,125	19,038	19,027
Income before income taxes	16,653	11,818	11,304
Net income	17,206	13,434	9,845